COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 22, 2021	Sep. 30, 2023	Dec. 31, 2022	Sep. 22, 2022	Jun. 28, 2022	Dec. 31, 2021
Gross proceeds of intial public offer	$ 100,000,000
Enterprise value					$ 111,000,000
Aggregate Purchase Price				$ 10.35
Deferred underwriter commissions	$ 3,500,000		$ 3,500,000			$ 3,500,000
Holding Shares				1,123,499
Underwriting Agreement [Member] | Intial Public Offer [Member]
Agreement descriptions		The Company granted the underwriters a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The underwriters partially exercised their option and purchased 506,002 additional units at a per unit price of $10.00	The Company granted the underwriters a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions
Cash underwriting discount, percentage		1.00%	1.00%
Gross proceeds of intial public offer		$ 1,000,000	$ 1,000,000
Gross proceeds of intial public offer, maximum amount			$ 1,150,000
Deferred underwriting discount, percentage		3.50%	3.50%
Deferred underwriter commissions		$ 3,500,000	$ 3,500,000
Deferred underwriter commissions, maximum amount		$ 4,025,000	$ 4,025,000